Stock Option Plans and Warrants to Purchase Common Stock - Schedule of weighted-average exercise price, by price range, for outstanding options to purchase common stock (Details) - Stock options	12 Months Ended
Dec. 31, 2023 $ / shares shares
Stock Option Plans and Warrants to Purchase Common Stock (Details) - Schedule of weighted-average exercise price, by price range, for outstanding options to purchase common stock [Line Items]
Weighted Average Remaining Contractual Life in Years	9 years 3 months
Outstanding Options	56,609
Exercisable Options	19,187
$9.44 - $540.00
Stock Option Plans and Warrants to Purchase Common Stock (Details) - Schedule of weighted-average exercise price, by price range, for outstanding options to purchase common stock [Line Items]
Exercise price, lower limit | $ / shares	$ 9.44
Exercise price, upper limit | $ / shares	$ 540.00
Weighted Average Remaining Contractual Life in Years	9 years 3 months 21 days
Outstanding Options	56,182
Exercisable Options	18,760
$1,776.00 - 5,256.00
Stock Option Plans and Warrants to Purchase Common Stock (Details) - Schedule of weighted-average exercise price, by price range, for outstanding options to purchase common stock [Line Items]
Exercise price, lower limit | $ / shares	$ 1,776.00
Exercise price, upper limit | $ / shares	$ 5,256.00
Weighted Average Remaining Contractual Life in Years	1 year 6 months 7 days
Outstanding Options	427
Exercisable Options	427